Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41912
Entity Registrant Name	Ferrovial N.V.
Entity Central Index Key	0001468522
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Gustav Mahlerplein 61-63 Symphony Towers, 14th Floor
Entity Address, Postal Zip Code	1082 MS
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	720,626,181
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Security Reporting Obligation	15(d)
Title of 12(b) Security	Ordinary shares, par value EUR 0.01 per share
Trading Symbol	FER
Security Exchange Name	NASDAQ
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Ignacio Madridejos
Entity Address, Address Line One	Gustav Mahlerplein 61-63 Symphony Towers, 14th Floor
Entity Address, Postal Zip Code	1082 MS
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
City Area Code	+31 20
Local Phone Number	798 3700
Other Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Príncipe de Vergara, 135
Entity Address, Postal Zip Code	28002
Entity Address, City or Town	Madrid
Entity Address, Country	ES
City Area Code	+34 91
Local Phone Number	586 2736
Contact Personnel Email Address	ir@ferrovial.com